Total
TFA Multidimensional Tactical Fund
Investment Objective:
The TFA Multidimensional Tactical Fund (the “Fund”) seeks capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees	TFA Multidimensional Tactical Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TFA Multidimensional Tactical Fund Class I
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.74%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.13%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TFA Multidimensional Tactical Fund | Class I | USD ($)	216	667	1,144	2,462

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. For the fiscal period ended December 31, 2020, the Fund had a portfolio turnover rate of 934.35%.

PRINCIPAL INVESTMENT STRATEGY:

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

●	High Yield Bonds. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

●	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Sub-Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Model Risk. Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Sub-Adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

●	Portfolio Turnover Risk. Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

The Fund launched on May 18, 2020 and will not report performance until it has operated for an entire calendar year. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information, current through the most recent month end, is available by calling 1-800-869-1679 or by visiting the Fund’s website at www.tfafunds.com.